Land, furniture and equipment - Net: Right-of-use assets of leasing assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021	Dec. 31, 2020 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average interest rates of the lessee applied to lease liabilities	9.70%		9.20%
Current lease liabilities	$ 24,510			$ 17,236
Right-of-use assets with property leases	18,879			9,513
Lease liabilities	$ 24,510			$ 17,260
Corporate offices
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	5 years	5 years
Amount of monthly operating lease payments	$ 573	$ 28
Number of months rent for security deposit	2 months	2 months
Transportation equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	48 months	48 months
Percentage of default monthly interest rate in the event of nonpayment of lease payment	3.00%	3.00%